Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Nature of operations

The Company (as defined below) is engaged in the international marine transportation of crude oil through the operation of its oil tankers. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles

During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly owned subsidiaries and the Dropdown Predecessor, as described below, collectively the Company), to acquire from Teekay Corporation a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries and its Dropdown Predecessor. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles and all significant intercompany balances and transactions have been eliminated upon consolidation.

Certain of the comparative figures have been reclassified to conform with the presentation adopted in the current period, primarily relating to the reclassification in the consolidated balance sheets of $2.9 million at December 31, 2010 from non-current amounts due from affiliates to due from affiliates.

Dropdown Predecessor

The Company accounts for the acquisition of interests in vessels from Teekay Corporation as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The proceeds paid by the Company over or under Teekay’s historical cost in the acquired vessels are accounted for as a return of capital to or contribution of capital from Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations. As a result, the Company’s financial statements prior to the date the interests in these vessels were actually acquired by the Company are retroactively adjusted to reflect these vessels and their related operations and cash flows (referred to herein collectively as the Dropdown Predecessor) during the periods under common control of Teekay.

During 2010, the Company acquired five conventional tankers from Teekay. On April 14, 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax-class tanker, the Kaveri Spirit and Yamuna Spirit, respectively. The April 2010 acquisition included Teekay’s rights and obligations under a time-charter contract on the Yamuna Spirit. On May 11, 2010, the Company acquired from Teekay a third subsidiary, Helga Spirit L.L.C. which owns an Aframax tanker, the Helga Spirit. Immediately preceding the sale of the Helga Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Helga Spirit to the Helga Spirit L.L.C. The May 2010 acquisition included Teekay’s rights and obligations under the charter on the Helga Spirit. On November 8, 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C and Iskmati Spirit L.L.C., which own an Aframax-class tanker and a Suezmax-class tanker, the Esther Spirit and Iskmati Spirit, respectively. See also Note 14(a). Immediately preceding the sale of the Esther Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Esther Spirit to the Esther Spirit L.L.C. The November 2010 acquisition included Teekay’s rights and obligations under the charter on the Esther Spirit. All five transactions were accounted for as reorganizations between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2010 and 2009 reflect the Iskmati Spirit, Kaveri Spirit, and the Yamuna Spirit and their related operations as if the Company had acquired the three Suezmax vessels on August 1, 2007, and the Esther Spirit and Helga Spirit Aframax tankers on July 1, 2004 and January 6, 2005, respectively, when they began respective operations under the ownership of Teekay.

On June 24, 2009, the Company acquired from Teekay its subsidiary Ashkini Spirit L.L.C, which owns a Suezmax tanker, the Ashkini Spirit. See also Note 14(a). As a result, the Company’s consolidated statements of (loss) income and cash flows for the year ended December 31, 2009 reflect this vessel and its related operations and cash flows as if the Company had acquired the vessel on August 1, 2007, when the vessel began operations under the ownership of Teekay.

The effect of adjusting the Company’s financial statements to account for these common control exchanges increased the Company’s net income for the years ended December 31, 2010 and 2009 by $0.7 million and $5.3 million, respectively. The adjustment for the Dropdown Predecessor increased the Company’s revenues for the years ended December 31, 2010 and 2009 by $23.0 million and $52.9 million, respectively. These adjustments have no effects on the Company’s financial statements for the year ended December 31, 2011.

The accompanying consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense were not identifiable as relating solely to the each specific vessel. General and administrative expenses (consisting primarily of salaries, share-based compensation, and other employee-related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay’s total ship-operating (calendar) days for the period presented. During the years ended December 31, 2010 and 2009, $3.3 million and $6.1 million of general and administrative expenses were attributable to the Dropdown Predecessor, respectively. In addition, the Dropdown Predecessor includes debt of Teekay which has been recorded on a pushed-down basis in the amount of $268.9 million as at December 31, 2009. This debt was fully repaid by Teekay prior to the dropdown. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay based upon the weighted-average outstanding balance of the push-down debt and the weighted-average interest rate outstanding on Teekay’s loan facilities that were used to finance these loans. During the years ended December 31, 2010 and 2009, $2.3 million and $5.9 million of interest expense, respectively, was attributable to the Dropdown Predecessor. Management believes these allocations reasonably present the interest expense and the general and administrative expenses of the Dropdown Predecessor.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Dropdown Predecessor and such estimates may not be reflective of actual results.

Currency translation

The Company’s functional currency is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other income (expenses) in the accompanying consolidated statements of income.

Operating revenues and expenses

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters, its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described below. Voyage expenses and vessel operating expenses are recognized when incurred.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools, however will generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated above are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates.

Cash and cash equivalents

The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as allowance for doubtful accounts as at December 31, 2011 and 2010.

Investment in term loans and other loan receivables.

The Company’s investment in term loans and loan to joint venture are recorded at cost. The premium paid over the outstanding principal amount is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the statement of income.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2011	December 31, 2010
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Investment in term loans and interest receivable	Collateral	Performing	118,598	117,825
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			128,428	127,655

Investment in joint venture

The Company’s investment in a joint venture related to a 50% interest in a Very Large Crude Carrier (or VLCC) newbuilding and is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s statement of income. The Company’s maximum exposure to loss is the amount it has invested in these joint ventures.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment excluding amortization of drydocking costs (including depreciation and amortization attributable to the Dropdown Predecessor) for the years ended December 31, 2011, 2010 and 2009 totaled $36.8 million, $38.9 million and $39.7 million, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2009 to December 31, 2011:

	Year Ended December 31,
	2011	2010	2009
	$	$	$
Balance as at January 1,	18,693	21,862	15,850
Cost incurred for dry docking	—	6,190	11,485
Dry dock amortization	(6,366)	(6,565)	(5,473)
Vessel sales (note 18)	—	(2,794)	—

Balance as at December 31,	12,327	18,693	21,862

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values depending on the nature of the asset.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are capitalized and presented as other non-current assets. Debt issuance costs of revolving credit facilities and term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill

Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. A fair value approach is used to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Income taxes

The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

The Company has incurred no other income taxes for the years ended December 31, 2011, 2010 and 2009. The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands, and qualify for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured quarterly to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and qualify for hedge accounting. The Company has not applied hedge accounting for its interest rate swaps.

For derivative financial instruments that are not designated or that do not qualify as hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized gains (losses) on derivative instruments in the accompanying consolidated statements of income.

Earnings (loss) per share

Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after (adding) deducting the amount of net (loss) income attributable to the Dropdown Predecessor by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period.